Other Operating Income (Expenses), Net (Details) - Schedule of other operating income (expenses), net - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Other Operating Income Expenses Net Abstract
Income (loss) on sale of PPE		R$ 2,652	R$ (1,378)	R$ (151)
Expenses with acquisitions of new businesses		(2,093)
Provision for legal claims		(19)	(1,404)	(601)
Agricultural insurance claims	[1]	8,708		6,315
Expenses with acquisition of Agrifirma				(2,530)
Contractual losses			(1,392)
Donations to BrasilAgro Institute			(2,057)
Tax credits not used			(3,964)
Gain from indemnities	[2]	7,763
Warrants and restricted shares	[3]	(2,883)	(12,668)	(1,053)
Other		(299)	250	(749)
Other operating expenses, net		R$ 13,829	R$ (22,613)	R$ 1,231

[1]	On October 13, 2021, the subsidiary Palmeiras S.A. received indemnification in the amount of R$8,708, corresponding to the multiple-risk agricultural policy for the 2020/21 crop year, which covers possible losses in soybean and corn production. The losses were caused by the severe drought that occurred in the first half of 2021, which affected the region of Mariscal Estigarribia, in Boquerón, where the company’s farm is located. The indemnification was paid in full, with no amounts left to receive.
[2]	Indemnity received due to the early settlement of contingencies under the Agrifirma agreement .
[3]	The gains and losses reflect the residual liabilities from the acquisition of Agrifirma, measured at fair value. The liabilities correspond to a number of warrants and restricted shares (Note 19), which may vary and, therefore, are classified as financial instruments, recognized as liabilities and measured at fair value based on the Company’s share price.